Investments (Tables)	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Available-For-Sale Securities
Available-for-sale securities (see Note (1)(g)) consisted of the following at December 31:

	2011				2010
		Gross Unrealized		Estimated Market Value		Gross Unrealized		Estimated Market Value
in thousands	Cost	Gains	(Losses)		Cost	Gains	(Losses)
Equity mutual funds	$43,217	$2,037	$(925)	$44,329	$41,879	$5,200	$(24)	$47,055
Fixed-income mutual funds	115,699	461	(950)	115,210	58,143	662	(136)	58,669
Total fluctuating-value mutual funds	$158,916	$2,498	$(1,875)	$159,539	$100,022	$5,862	$(160)	$105,724

Gains and losses on investments
Gains and losses recognized in Gain on securities, net on the Consolidated Statements of Income in connection with investments consisted of the following for the years ended December 31:

in thousands	2011	2010	2009
Unrealized (loss) gain
Trading securities	$(871)	$541	$2,824
Derivatives[1]	(560)	190	(18)
Realized gains[2]
Available-for-sale securities	3,006	1,239	118
Trading securities	931	2,045	810
Derivatives[1]	570	720	328
Purchased loans	0	678	0
Realized losses[2]
Available-for-sale securities	0	(6)	0
Trading securities	(830)	(958)	(1,405)
Derivatives[1]	(814)	(907)	0
Impairments	0	0	(386)
Gain on securities, net[3]	$1,432	$3,542	$2,271

1	These items relate to the settlement of economic derivatives held either by certain consolidated sponsored products or Federated.

2	Realized gains and losses are computed on a specific-identification basis.

3	Amounts related to consolidated investment companies totaled $(1.2) million, $1.5 million and $2.3 million for 2011, 2010 and 2009, respectively.